Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Note 5. Debt
The following is a summary of short- and long-term debt:

(in thousands)	March 31, 2022	December 31, 2021
2020 MFS Loan	$296	$314
Manufacturers Capital Promissory Notes	907	968
Related Party - Energize Convertible Debt	—	7,600
2020 SVB Loan	9,392	10,225
2021 SVB Loan	20,868	20,800
Related Party - Drive Capital Convertible Debt	—	3,000
Related Party - ECP Holdings Convertible Debt	—	7,000

Total Outstanding Principal	31,463	49,907
Less: Discounts and deferred financing fees	(2,542)	(7,403)
Total Outstanding Debt	28,921	42,504
Fair Value of Derivatives	—	4,395

Total Debt and Derivative Liabilities	$28,921	$46,899

The following is the summary of future principal repayments of debt:

(in thousands)	March 31, 2022
Remainder of 2022	$12,147
2023	15,160
2024	3,949
2025	207

Total	$31,463

2021 SVB Loan
On February 4, 2022, the 2021 Silicon Valley Bank (“SVB”) Loan was amended to extend the maturity date from the Closing Date to April 3, 2023 and required payment of $2.0 million of the $20.0 million outstanding principal balance upon consummation of the Business Combination. This amendment also added the original $0.8 million fee due at the Closing Date to the amended loan’s outstanding principal balance, deferring its repayment until maturity. In exchange for the extension of the loan, Fast Radius will pay an additional fee of $2.1 million due at maturity. The Company will make six interest-only payments beginning March 1, 2022 and will begin paying $2.4 million in principal beginning September 1, 2022. The interest rate on the term loan is the prime rate + 6.0%.
Related Party Convertible Notes – Energize Ventures Fund
On March 12, 2021, Legacy Fast Radius entered into a note purchase agreement with Energize Ventures Fund LP, Energize Growth Fund I LP, EV FR SPV and Ironspring Venture Fund
I-FR,
LP, all of which were existing stockholders or affiliates of existing shareholders of Legacy Fast Radius, for convertible promissory notes (collectively the “Related Party Convertible Notes I”). Legacy Fast Radius received the principal of $7.6 million on April 13, 2021 at closing. The Related Party Convertible Notes had a stated interest rate of 6%, with all accrued interest and principal due at maturity, which was scheduled to be April 13, 2023. Further, warrants to purchase a maximum of 140,000 shares with an exercise price of $0.01 were issued in conjunction with the closing of the Related Party Convertible Notes I. The warrants were determined to be equity classified and were recorded as a discount to the Related Party Convertible Notes I. The Related Party Convertible Notes I contained a share settlement redemption feature that qualified as a derivative liability and required bifurcation. The derivative had a fair value of $2.5 million as of December 31, 2021 and was recorded in Related party convertible notes and derivative liability on the condensed consolidated balance sheet. For the three months ended March 31, 2022, the Company recognized a mark to market gain associated with the derivative of $47 thousand.
The following provides a summary of the interest expense of the Company’s Related Party Convertible Notes I and Related Party Derivative Liability with Energize Ventures:

(in thousands)	Three Months Ended March 31, 2022
Contractual interest expense	44
Amortization of deferred financing costs and convertible debt discount	184

Total Interest Expense	228
Effective interest rate	58.3%
The following provides a summary of the convertible notes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$3,534
Net carrying amount of convertible note	4,066

Principal value of convertible note	$7,600
Fair value of convertible note and derivative liability	$9,936
Fair value of convertible note excluding derivative liability	$7,446
Fair value Level	Level 3
For further information on fair value measurements, refer to Note 12.
Related Party Convertible Notes – Drive Capital Fund
On August 23, 2021, Legacy Fast Radius entered into a Note Purchase Agreement with Drive Capital Fund II LP and Drive Capital Ignition Fund II LP (existing stockholders of Legacy Fast Radius) for convertible promissory notes (collectively the “Related Party Convertible Notes II”). Legacy Fast Radius received funding of $3.0 million on August 24, 2021 at closing. The Notes had a stated interest rate of 6%, with all accrued interest and principal due at maturity, which was scheduled to be August 23, 2023. These Related Party Convertible Notes II contained a share settlement redemption feature that qualified as a derivative liability and required bifurcation. The derivative had a fair value of $0.6 million as of December 31, 2021 and was recorded in Related party convertible notes and derivative liability on the consolidated balance sheet. For the three months ended March 31, 2022, the Company recognized a mark to market loss associated with the derivative of $5 thousand.
The following provides a summary of interest expense on the Company’s Related Party Convertible Notes II and Related Party Derivative Liability with Drive Capital:

(in thousands)	Three Months Ended March 31, 2022
Contractual interest expense	17
Amortization of deferred financing costs and convertible debt discount	24

Total Interest Expense	41
Effective interest rate	17.1%
The following provides a summary of the convertible notes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$474
Net carrying amount of convertible note	2,526

Principal value of convertible note	$3,000
Fair value of convertible note and derivative liability	$3,390
Fair value of convertible note excluding derivative liability	$2,830
Fair value Level	Level 3
Related Party Convertible Notes – Energy Capital Partners Holdings
On October 26, 2021, Legacy Fast Radius entered into a Note Purchase Agreement with Energy Capital Partners Holdings, LP for convertible promissory notes (collectively the “Related Party Convertible Notes III”). Legacy Fast Radius received funding of $7.0 million on October 26, 2021 at closing. The Notes had a stated interest rate of 6%, with all accrued interest and principal due at maturity, which was scheduled to be October 26, 2023. These Related Party Convertible Notes III contained a share settlement redemption feature that qualified as a derivative liability and required bifurcation. The derivative had a value of $1.3 million as of December 31, 2021 and was recorded in Related party convertible notes and derivative liability on the consolidated balance sheet. For the three months ended March 31, 2022, the Company recognized a mark to market loss associated with the derivative of $12 thousand.
The following provides a summary of the interest expense of the Company’s Related Party Convertible Notes III and Related Party Derivative Liability with Energy Capital Partners Holdings:

(in thousands)	Three Months Ended March 31, 2022
Contractual interest expense	40
Amortization of deferred financing costs and convertible debt discount	52

Total Interest Expense	92
Effective interest rate	16.3%

The following provides a summary of the convertible notes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$1,130
Net carrying amount of convertible note	5,870

Principal value of convertible note	$7,000
Fair value of convertible note and derivative liability	$7,829
Fair value of convertible note excluding derivative liability	$6,484
Fair value Level	Level 3
Immediately prior to the completion of the Business Combination, the Related Party Convertible Notes I, II and III, along with unpaid and accrued interest, were converted into 990 thousand shares of common stock of Legacy Fast Radius (2.0 million shares of Common Stock post Business Combination).

NOTE 5 –DEBT
The following is a summary of short- and long-term debt:

	December 31, 2021	December 31, 2020
2018 ATEL Loan	$—	$359,594
2020 MFS Loan	314,637	384,604
Manufacturers Capital Promissory Notes	967,710	—
Related Party - Energize Convertible Debt	7,600,000	—
2020 SVB Loan	10,225,000	—
2021 SVB Loan	20,800,000	—
Related Party - Drive Capital Convertible Debt	3,000,000	—
Related Party - ECP Holdings Convertible Debt	7,000,000	—

Total Outstanding Principal	$49,907,347	$744,198
Less: Discounts	(6,816,026)	—
Less: Deferred financing fees	(588,339)	(15,879)

Total Outstanding debt	$42,502,982	$728,319
Fair value of derivatives	4,395,000	—

Total Debt and derivative liabilities	$46,897,982	$728,319

The

following is the summary of future principal repayments of debt:

Amounts
2022	$15,059,584
2023	30,690,676
2024	3,949,970
2025	207,117

Total	$49,907,347

2018 ATEL Loan
On October 4, 2018, the Company entered into a credit agreement with ATEL Ventures (“ATEL”) with a principal amount up to $3.0 million to finance equipment purchases (hereafter referred to as the “ATEL Loan”). All advances under the agreement are collateralized by the specific equipment financed in accordance with the agreement terms. On December 31, 2018, the Company financed the acquisition of advanced manufacturing equipment and machinery in the amount of $1.1 million. The loan required 36 monthly payments of principal and interest, with a maturity date of November 1, 2021. The loan did not have a stated interest rate; therefore, the Company calculated the imputed interest rate using the
Yield-to-Maturity
(YTM) method. The imputed interest rate for the periods ended December 31, 2021 and 2020, was approximately 5.8% and 5.6%, respectively. In conjunction with the agreement, the Company issued a warrant to ATEL to purchase up to 91,755 shares of the Company’s Series
A-3
Preferred Stock. As the Company only borrowed
one-third
of the total available financing, only
one-
third of the total 91,755 warrants were granted. These warrants are accounted for pursuant to ASC 480. As of December 31, 2021, the Company has issued 32,405 warrants to ATEL in conjunction with the debt agreement. The agreement includes provisions allowing for an optional prepayment, default interest, and acceleration upon events of default that are outlined within the agreement. On November 1, 2021, the ATEL loan was paid in full, including the outstanding interest and principal balance.
2018 SVB Loan
On October 12, 2018, the Company entered into a term loan agreement with Silicon Valley Bank (“SVB”) for $3.0 million (hereafter referred to as the “2018 SVB loan”). The term loan required monthly payments of principal and interest, with all remaining principal and interest due on September 1, 2022. The term loan had an interest rate of prime rate + 1.25%. The loan was substantially collateralized by personal property and equity, as guaranteed by the Company. The term loan agreement did not contain financial covenants. In conjunction with the term loan, the Company issued warrants for the purchase of up to 46,636 shares of Common Stock at an exercise price of $0.45 per share. The warrants were recorded as a discount to the term note. Refer to Note 8 for information regarding redeemable warrants.
On February 19, 2020, the Company extinguished the 2018 SVB loan by repaying the outstanding interest and principal balance. The Company also expensed the remainder of the deferred financing fees associated with the loan.
2020 MFS Loan
On November 4, 2020, the Company entered into a secured loan agreement with Manufacturers Financing Services (“MFS”) for $0.4 million to finance the purchase of printing equipment. The loan required a 10% down payment at the time of origination, with 60 monthly payments of $7 thousand inclusive of principal and interest to be paid through December 1, 2025. The imputed interest rate for the periods ended December 31, 2021
and

2020
was approximately 3.4% and 4.1%, respectively. The loan agreement does not contain any financial covenants. The loan is substantially secured by the equipment serving as collateral. The outstanding balance of the loan was $315 thousand as of December 31, 2021.
2020 SVB Loan
On December 29, 2020, the Company entered into a term loan credit agreement with SVB with a maximum credit extension of $6.5 million (“2020 SVB loan”). On March 12, 2021, the agreement was amended to increase the maximum credit extension to $10.0 million. The credit agreement defines two tranches of “availability” for advances. The first tranche must be drawn by May 31, 2021 and the second tranche must be drawn by September 30, 2021. The agreement requires monthly interest payments of 4.9% on the outstanding principal and monthly principal payments of $277.8 thousand beginning January 1, 2022. The term of the loan is the earlier to occur of the 36th month after the last tranche of funding and no later than December 1, 2024. The interest rate on the term loan is the greater of (a) the prime rate + 1.0%, or (b) 2.25%.
In connection with acquiring the financing from the 2020 SVB loan, the Company issued warrants for the purchase of 26,115 shares of Common Stock at an exercise price of $1.81 per share. On March 12, 2021, the Company issued 26,115 additional warrants for the purchase of common shares at an exercise price of $13.49 per share. On May 25, 2021, the Company issued 26,115 additional warrants for the purchase of common shares at an exercise price of $13.49 per share. The warrants were determined to be liability classified and were recorded at their issuance date fair value as a discount to the loan. See Note 8 for further discussion on redeemable warrants.
On May 25, 2021, the Company drew the full availability of the loan. The outstanding balance of the loan as of December 31, 2021 was $10.0 million.
2021 SVB Loan
On September 10, 2021, the Company entered into a term loan credit agreement with SVB with a maximum credit extension of $20.0 million. The first $10.0 million of the loan can be drawn upon immediately, and the remaining $10.0 million can only be drawn upon to the amount of other additional financing that the Company receives. The company will make interest-only payments until the term loan’s maturity date, which is the earlier of a merger with a special purpose acquisition company (“SPAC”) or March 10, 2022. The interest rate on the term loan is the prime rate + 6.0%.
On September 10, 2021, the Company drew the initial $10.0 million and an additional $3.0 million when the Drive Capital convertible debt was issued. The Company subsequently drew the remaining $7.0 million on October 26, 2021 when the ECP convertible debt was issued. As of November 8, 2021, the full $20 million has been drawn on the loan. On February 4, 2022, the 2021 SVB Loan was amended to extend the maturity date from March 10, 2022 to April 3, 2023. Refer to Note 15 for further information regarding the extension.
Manufacturers Capital Promissory Notes
On January 15, 2021, the Company entered into a note agreement with Manufacturers Capital to finance the purchase of machinery and equipment. The Company received proceeds of $299 thousand which required down payment of 10% at the time of origination. The agreement calls for 48 monthly payments of $5 thousand, inclusive of principal and interest to be paid through January 15, 2025. The imputed interest rate for the year ended December 31, 2021 was 2.8%. The loan agreement does not contain any financial covenants and is
substantially
secured by the equipment serving as collateral. The outstanding balance of the loan was $168 thousand as of December 31, 2021.
On March 24, 2021, the Company entered into a note agreement with Manufacturers Capital to finance the purchase of equipment. The Company received proceeds of $680 thousand which required down payment of 10% at the time of origination. The agreement calls for 48 monthly payments of $11.7 thousand, inclusive of principal and interest to be paid through March 24, 2025. The imputed interest rate for the year ended December 31, 2021 was 3.0%. The loan agreement does not contain any financial covenants and is substantially secured by the equipment serving as collateral. The outstanding balance of the loan was $389 thousand as of December 31, 2021.
On July 13, 2021, the Company entered into a note agreement with Manufacturers Capital to finance the purchase of equipment. The Company received proceeds of $253 thousand which required down payment of 10% at the time of origination. The agreement calls for 48 monthly payments of $5.7 thousand, inclusive of principal and interest to be paid through July 13, 2025. The imputed interest rate for the year ended December 31, 2021 was 2.4%. The loan agreement does not contain any financial covenants and is substantially secured by the equipment serving as collateral. The outstanding balance of the loan was $203 thousand as of December 31, 2021.
On August 16, 2021, the Company entered into a note agreement with Manufacturers Capital to finance the purchase of equipment. The Company received proceeds of $253 thousand which required down payment of 10% at the time of origination. The agreement calls for 48 monthly payments of $5.7 thousand, inclusive of principal and interest to be paid through August 16, 2025. The imputed interest rate for the year ended December 31, 2021 was 2.0%. The loan agreement does not contain any financial covenants and is substantially secured by the equipment serving as collateral. The outstanding balance of the loan was $207 thousand as of December 31, 2021.
Related Party Convertible Notes – Energize Ventures Fund
On March 12, 2021, the Company entered into a note purchase agreement with Energize Ventures Fund LP, Energize Growth Fund I LP, EV FR SPV and Ironspring Venture Fund
I-FR,
LP, all of which are existing shareholders or affiliates of existing shareholders, for convertible promissory notes (collectively the “Related Party Convertible Notes I”). The Company received the principal of $7.6 million on April 13, 2021 at closing. The Related Party Convertible Notes have a stated interest rate of 6%, with all accrued interest and principal due at maturity, which is April 13, 2023. The Related Party Convertible Notes I are recorded at carrying value. Further, warrants to purchase a maximum of 140,000 shares with an exercise price of $0.01 were issued in conjunction with the closing of the Related Party Convertible Notes I. The warrants were determined to be equity classified and are recorded as a discount to the Related Party Convertible Notes I. For further details, please refer to Note 8. The Related Party Convertible Notes I contain a share settlement redemption feature that qualifies as a derivative liability and requires bifurcation. The derivative had a fair value of $2.5 million as of December 31, 2021 and was recorded in Related party convertible notes and derivative liability on the consolidated balance sheet. For the year ended December 31, 2021, the Company recognized a mark to market loss associated with the derivative of $75 thousand.
The
following
provides a summary of the interest expense of the Company’s Related Party Convertible Notes I and Related Party Derivative Liability with Energize Ventures:

Year ended December 31,
(in thousands)	2021
Contractual interest expense	$327

Amortization of deferred financing costs and convertible debt discount	1,102

Total Interest Expense	$1,429
Effective interest rate	58.3%
The following provides a summary of the convertible notes and derivatives:

As of
(in thousands)	December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$3,534
Net carrying amount of convertible note	4,066

Principal value of convertible note	$7,600
Fair value of convertible note and derivative liability	9,936
Fair value of convertible note excluding the derivative liability	$7,446
Fair value level	Level 3
For further information on fair value measurements, refer to Note 10.
Related Party Convertible Notes – Drive Capital Fund
On August 23, 2021, the Company entered into a Note Purchase Agreement with Drive Capital Fund II LP and Drive Capital Ignition Fund II LP (existing stockholders) for convertible promissory notes (collectively the “Related Party Convertible Notes II”). The Company received funding of $3.0 million on August 24, 2021 at closing. The Notes have a stated interest rate of 6%, with all accrued interest and principal due at maturity, which is August 23, 2023. These Related Party Convertible Notes II contain a share settlement redemption feature that qualifies as a derivative liability and requires bifurcation. The derivative had a fair value of $0.6 million as of December 31, 2021 and was recorded in Related party convertible notes and derivative liability on the consolidated balance sheet. For the year ended December 31, 2021, the Company recognized a mark to market loss associated with the derivative of $11 thousand.
The following provides a summary of interest expense on the Company’s Related Party Convertible Notes II and Related Party Derivative Liability with Drive Capital:

Year ended December 31,
(in thousands)	2021
Contractual interest expense	$63

Amortization of deferred financing costs and convertible debt discount	86

Total Interest Expense	$149
Effective interest rate	17.1%
The

following
provides a summary of the convertible notes and derivatives:

As of
(in thousands)	December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$474
Net carrying amount of convertible note	2,526

Principal value of convertible note	$3,000
Fair value of convertible note and derivative liability	3,390
Fair value of convertible note excluding the derivative liability	$2,830
Fair value level	Level 3
Related Party Convertible Notes – Energy Capital Partners Holdings
On October 26, 2021, the Company entered into a Note Purchase Agreement with Energy Capital Partners Holdings, LP for convertible promissory notes (collectively the “Related Party Convertible Notes III”). The Company received funding of $7.0 million on October 26, 2021 at closing. The Notes have a stated interest rate of 6%, with all accrued interest and principal due at maturity, which is October 26, 2023. These Related Party Convertible Notes III contain a share settlement redemption feature that qualifies as a derivative liability and requires bifurcation. The derivative had a value of $1.3 million as of December 31, 2021 and was recorded in Related party convertible notes and derivative liability on the consolidated balance sheet. For the year ended December 31, 2021, the Company recognized a mark to market loss associated with the derivative of $122 thousand.
The

following provides a summary of the interest expense of the Company’s Related Party Convertible Notes III and Related Party Derivative Liability with Energy Capital Partners Holdings:

Year ended December 31,
(in thousands)	2021
Contractual interest expense	$76

Amortization of deferred financing costs and convertible debt discount	95

Total Interest Expense	$171
Effective interest rate	16.3%
The following provides a summary of the convertible notes and derivatives:

(in thousands)	As of December 31, 2021
Unamortized deferred issuance costs, derivative, and warrants	$1,130
Net carrying amount of convertible note	5,870

Principal value of convertible note	$7,000
Fair value of convertible note and derivative liability	7,829
Fair value of convertible note excluding the derivative liability	$6,484
Fair value level	Level 3

The

Related Party Convertible Notes I, II, and III are convertible into common shares at the option of the holder within
90
days of maturity or are automatically converted upon closing of a SPAC Transaction. Upon a Qualified Financing event, the Related Party Convertible Notes I, II, and III are convertible into preferred equity (as such terms are defined in the Note Purchase Agreement). As of December 31, 2021, the conversion price of the notes was equal to
80
% of the lowest price per share paid by the other purchasers of equity sold in any of those certain triggering events. The Related Party Convertible Notes I, II, and III were converted into common shares as part of the Business Combination. Refer to Note 15 for further information.